Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

22. SUBSEQUENT EVENTS

We evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as described below, we did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

Samfine Creation Holdings Group Limited (the “Company”) announces the proposed 1-for-5 share consolidation of the Class A ordinary shares (the “Class A Ordinary Share(s)”) and Class B ordinary shares (the “Class B Ordinary Share(s)”, together with the Class A Ordinary Shares, the “Ordinary Share(s)”) currently of US0.0000625 par value each (the “Share Consolidation”).

Upon the effectiveness of the Share Consolidation, every 5 issued and outstanding Ordinary Shares of a par value of US$0.0000625 each will automatically be consolidated into one issued and outstanding Ordinary Share of par value US$0.0003125 each. The number of issued and outstanding Ordinary Shares immediately before and upon effectiveness of the Share Consolidation are 20,300,000 (comprising of 11,300,000 Class A Ordinary Shares and 9,000,000 Class B Ordinary Shares) and 4,060,000 (comprising of 2,260,000 Class A Ordinary Shares and 1,800,000 Class B Ordinary Shares), respectively. Any fractional shares will be aggregated and dealt with for the benefit of the Company. The Share Consolidation affects all shareholders uniformly and will not alter any shareholder’s percentage interest in our outstanding Ordinary Shares, except for adjustments that may result from the treatment of fractional shares. The Share Consolidation were approved by our board of directors on December 17, 2025 and January 16, 2026 respectively and its shareholders on December 30, 2025. Beginning with the opening of trading on February 27, 2026, being the market effective date, the Class A Ordinary Shares will being trading on a post-Share Consolidation basis on the Nasdaq Capital Market under the same symbol “SFHG” but under a new CUSIP number of G7785M126.